CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (195,161,000)	$ (27,906)	¥ (168,967,000)	¥ (839,528,000)
Depreciation of property and equipment and amortization of intangible assets	19,003,000	2,717	21,948,000	24,892,000
Share-based compensation expenses	87,283,000	12,481	59,262,000	164,656,000
Accrued investment income of short-term investments	(71,512,000)	(10,226)	(58,321,000)	(37,514,000)
Investment income of long-term investments	(159,205,000)	(22,766)
Deferred income tax	20,344,000	2,909	(3,025,000)	(3,806,000)
Provision of allowance for expected credit loss	(26,798,000)	(3,832)	36,734,000	29,916,000
Loss/(Gain) on disposal of property and equipment	(392,000)	(56)	(6,000)	402,000
Gain on disposal of a subsidiary			(4,928,000)
Fair value change of financial instruments			(78,405,000)	5,170,000
Impairment of goodwill	126,344,000	18,067	0	0
Impairment of intangible assets	10,460,000	1,496	0	0
Changes in operating assets and liabilities:
Trade receivables	90,077,000	12,881	208,244,000	64,411,000
Prepayments and other current assets	47,173,000	6,746	63,278,000	(41,724,000)
Right-of-use assets	(34,912,000)	(4,992)	33,060,000	59,908,000
Other non-current assets	(6,460,000)	(924)	66,000	13,061,000
Accounts payable and accrued liabilities	(154,337,000)	(22,070)	(183,369,000)	220,243,000
Contract liabilities	(48,811,000)	(6,980)	(59,529,000)	(87,060,000)
Amounts due from/to related parties	27,623,000	3,950	(45,102,000)	7,442,000
Taxes payable	(5,796,000)	(829)	955,000	(4,692,000)
Salary and welfare payables	(87,222,000)	(12,473)	(65,400,000)	56,869,000
Other current liabilities	(19,149,000)	(2,738)	(10,080,000)	2,653,000
Lease liabilities	17,843,000	2,552	(26,600,000)	(50,826,000)
Net cash used in operating activities	(363,600,000)	(51,993)	(280,185,000)	(415,527,000)
Cash flows from investing activities:
Cash paid for long-term investments	(12,649,000)	(1,809)	(21,176,000)	(30,000,000)
Cash received from sale of long-term investments	76,767,000	10,978
Purchases of short-term investments	(13,415,852,000)	(1,918,441)	(9,114,732,000)	(7,533,252,000)
Proceeds of maturities of short-term investments	13,164,449,000	1,882,491	10,409,987,000	6,584,256,000
Purchases of term deposits	(742,525,000)	(106,180)	(673,373,000)	(2,677,594,000)
Proceeds from withdrawal of term deposits	814,494,000	116,471	1,952,455,000	2,047,915,000
Purchase of intangible assets	(137,000)	(20)		(381,000)
Purchases of property and equipment	(1,319,000)	(189)	(2,731,000)	(8,489,000)
Proceeds from/(Payment for) disposal of property and equipment	471,000	67	27,000	(5,000)
Acquisition of subsidiaries, net of cash acquired				(63,590,000)
Proceeds from disposal of a subsidiary, net of cash disposed			12,160,000
Net cash (used in)/provided by investing activities	(116,301,000)	(16,632)	2,562,617,000	(1,681,140,000)
Cash flows from financing activities:
Capital contribution from non-controlling interests shareholder			200,000
Proceeds from short-term borrowings	196,294,000	28,070	51,774,000
Repayment of short-term borrowings	(161,294,000)	(23,065)	(51,774,000)
Acquisition of a subsidiary with noncontrolling interests			(4,513,000)
Proceeds received from employees in relation to share options and restricted shares	431,000	62	1,158,000	4,513,000
Payments for repurchase of shares	(167,060,000)	(23,889)	(400,707,000)	(369,569,000)
Net cash used in financing activities	(131,629,000)	(18,822)	(403,862,000)	(365,056,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(18,293,000)	(2,617)	14,851,000	42,510,000
Net (decrease)/increase in cash, cash equivalents and restricted cash	(629,828,000)	(90,064)	1,893,421,000	(2,419,213,000)
Cash, cash equivalents and restricted cash at beginning of the year	4,000,060,000	572,001	2,106,639,000	4,525,852,000
Cash, cash equivalents and restricted cash at end of the year	3,370,232,000	481,937	4,000,060,000	2,106,639,000
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	3,819,000	546	¥ 1,783,000	11,143,000
Cash paid for interest expense	1,438,000	206
Supplemental schedule of non-cash investing and financing activities:
Unpaid consideration for acquisition (including contingent consideration)				78,362,000
Unpaid consideration for long-term investments	¥ 12,300,000	$ 1,759		¥ 14,621,000